ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2024
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of subsidiaries

As of December 31, 2024, the Group operates its business mainly through the following subsidiaries:

Name of subsidiaries	Date of incorporation/ establishment	Place of incorporation/ establishment	Percentage of shareholdings	Principal activities
Yao Wang Corporation Limited (“Yao Wang “)	June 4, 2013	Hong Kong	100.0000%	Investment holding
1 Pharmacy Technology	August 12, 2013	Shanghai	89.0408%	Research and development, and consulting
Yihao Pharmacy	March 7, 2003	Guangdong	89.0408%	Warehousing, logistics and procurement
Guangdong Yihao Pharmaceutical Chain Co., Ltd. (“Yihao Pharmaceutical Chain”)	November 1, 2001	Guangdong	89.0408%	Retail
Wuhan Central China Drug Trading Co., Ltd. (“Wuhan Huazhong”)	August 5, 2015	Wuhan	62.3286%	Software development and information technology support
Chongqing Yihao Pharmacy Co., Ltd.(“Chongqing Yihao Pharmacy”)	May 18, 2018	Chongqing	89.0408%	Warehousing, logistics and procurement
Tianjin Yihao Pharmacy Co., Ltd. (“Tianjin Yihao Pharmacy”)	June 20, 2018	Tianjin	89.0408%	Warehousing, logistics and procurement
Kunshan Yifang Pharmacy Co., Ltd. (“Kunshan Yifang Pharmacy”)	July 30, 2018	Kunshan	89.0408%	Warehousing, logistics and procurement
Hubei Yihao Pharmacy Co., Ltd (“Hubei Yihao Pharmacy”)	Aug 31, 2019	Wuhuan	89.0408%	Warehousing, logistics and procurement
Shanxi Yaofang Pharmacy Co., Ltd (“Shanxi Yaofang Pharmacy”)	Oct 15, 2020	Shanxi	89.0408%	Warehousing, logistics and procurement
Liaoning Yaofang Pharmacy Co., Ltd (“Liaoning Yaofang Pharmacy”)	Nov 6, 2020	Liaoning	89.0408%	Warehousing, logistics and procurement